Intangible Asset - Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets Net [Abstract]
- Amortization of intangible assets (note 9)	$ 183	$ 106	$ 0